Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Bank Loans (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 113,247,268	$ 283,527,689
Non-current, Maturity	135,297,019	229,020,029
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	112,747,516
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,549,503	104,100,014
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 124,920,015
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Non-current, Maturity		$ 229,020,029
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 113,247,268	283,527,689
Non-current, Maturity		229,020,029
Bank Loans [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	134,537	1,350,867
Bank Loans [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	113,112,731	282,176,822
Bank Loans [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	112,747,516
Bank Loans [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,549,503	104,100,014
Bank Loans [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 124,920,015
Bank Loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.31%	3.51%
Nominal Interest Rate	3.31%	3.51%
Current, Maturity	$ 113,247,263	$ 70,790,775
Non-current, Maturity	$ 135,297,019
Bank Loans [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	4.71%
Nominal Interest Rate	6.00%	4.30%
Current, Maturity	$ 5	$ 212,736,914
Bank Loans [Member] | Chile [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	134,532	1,350,861
Bank Loans [Member] | Chile [Member] | One to Three Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5	6
Bank Loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	113,112,731	69,439,914
Bank Loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		212,736,908
Bank Loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	112,747,516
Bank Loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,549,503	104,100,014
Bank Loans [Member] | Chile [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		124,920,015
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	122,917,871	294,779,444
Non-current, Maturity	$ 140,980,898	238,357,658
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.31%
Current, Maturity	$ 122,917,866	77,060,229
Non-current, Maturity	$ 140,980,898	238,357,658
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Current, Maturity	$ 5	217,719,215
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,542,593	3,784,620
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,542,588	1,985,915
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5	1,798,705
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	120,375,278	290,994,824
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	120,375,278	75,074,314
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		215,920,510
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	118,121,339	110,909,917
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	118,121,339	110,909,917
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,859,559	106,335,361
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,859,559	106,335,361
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,112,380
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 21,112,380